Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
ASSETS
Non-current assets	€ 170,574	€ 176,296
Intangible assets	21,631	22,349
Right of use assets	17,954	18,558
Property, plant and equipment	115,654	119,474
Deferred tax assets	7,759	8,326
Other non-current assets	7,577	7,590
Current assets	201,439	222,540
Inventories	50,584	50,232
Trade receivables	10,132	27,813
Other current assets	35,458	34,846
Cash and cash equivalents	105,265	109,650
TOTAL ASSETS	372,013	398,836
EQUITY
Share capital	26,082	26,031
Share premium	676,820	675,940
Other reserves	84,991	83,318
Retained earnings/(Accumulated deficit)	(679,121)	(563,928)
Profit/(Loss) for the period	(32,073)	(115,192)
TOTAL EQUITY	76,699	106,168
LIABILITIES
Non-current liabilities	201,095	199,334
Borrowings	164,062	161,261
Lease liabilities	24,432	25,343
Refund liabilities	6,734	6,684
Provisions	1,198	1,392
Deferred tax liabilities	4,430	4,409
Other non-current liabilities	239	246
Current liabilities	94,219	93,334
Borrowings	18,271	17,905
Trade payables and accruals	21,806	24,540
Income tax liability	65	1
Tax and Employee-related liabilities	22,295	19,555
Lease liabilities	2,740	2,739
Contract liabilities	427	432
Refund liabilities	10,869	10,814
Provisions	12,334	11,659
Other current liabilities	5,411	5,689
TOTAL LIABILITIES	295,314	292,668
TOTAL EQUITY AND LIABILITIES	€ 372,013	€ 398,836